SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details) - $ / shares			12 Months Ended
	Dec. 04, 2023	Dec. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Weighted average exercise price		$ 1.12	$ 4.11	$ 3.32	$ 8.50
Weighted average risk-free interest rate	3.54%		3.54%
Weighted average dividend yield	0.00%		0.00%	0.00%	0.00%
Weighted average volatility	75.66%		75.66%	83.51%	90.68%
Weighted average estimated life			10 years	10 years	10 years
Weighted average share price			$ 4.11	$ 3.32	$ 8.50
Weighted average fair value			$ 3.42	$ 2.70	$ 7.50
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate			2.88%	1.80%	0.80%
Weighted average volatility			82.17%
Share price on the various grant dates			$ 4.05	$ 2.72	$ 6.20
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average risk-free interest rate			3.48%	3.48%	1.48%
Weighted average volatility			82.45%
Share price on the various grant dates			$ 4.63	$ 6.71	$ 9.50